UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Patrick F. Quan
The Growth Fund of America, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Growth Fund of America®

[photo of a cowboy on a horse swinging a lasso as he chases two horses]

Semi-annual report for the six months ended February 29, 2012

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–2.46%	0.67%	4.55%

The total annual fund operating expense ratio was 0.68% for Class A shares as of the prospectus dated November 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 32.

See the prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

[photo of a cowboy on a horse swinging a lasso as he chases two horses]

U.S. stocks rose strongly during the six months ended February 29, 2012. Part of the reason was that the starting point was near the peak of concerns by investors about the contagious effects of debt and deficit problems in Greece, the United States and other European countries.

Since then, we’ve seen positive developments such as new funding for Greece, a slow improvement in the U.S. economy, and a huge new funding mechanism for European banks called Long Term Refinancing Operation (LTRO). As fears declined, the stock market was able to recover. Of course, those problems could re-emerge, as we do not yet have long-term structural solutions in place.

[Begin Sidebar]
Results at a glance
Total returns for periods ended February 29, 2012, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime1
The Growth Fund of America
(Class A shares)	10.8%	1.2%	1.7%	5.4%	13.5%
Standard & Poor’s 500 Composite Index2	13.3	5.1	1.6	4.2	10.6
Lipper Capital Appreciation Funds Index	10.1	1.2	3.1	5.2	10.6
Lipper Growth Funds Index	11.5	2.7	1.2	3.6	9.5
Lipper Large-Cap Core Funds Index	11.8	3.7	1.2	3.4	—	3
Lipper Large-Cap Growth Funds Index	12.5	4.9	3.3	3.4	—	3

1 Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
2 The S&P 500 is unmanaged and, therefore, has no expenses.
3 This Lipper index was not in existence when CRMC began managing the fund.
[End Sidebar]

Investors were also heartened by the continuing success of U.S. corporations that showed strong balance sheets and profit levels. Concerns remain, however, about geopolitical unrest around the world, particularly in the Middle East.

In this uncertain environment, The Growth Fund of America (GFA) posted a pleasing total return of 10.8% during the six months ended February 29. On a relative basis, the fund trailed the 13.3% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. As shown in the table on the previous page, GFA slightly exceeded one Lipper index but trailed three others.

Over longer periods, GFA has continued to outpace the S&P 500 and the four Lipper indexes. For the 10 years ended February 29, the fund had an average annual total return of 5.4% compared with 4.2% by the S&P 500. It also exceeded the returns of the four Lipper indexes. For its 38-year lifetime, GFA had an average annual total return of 13.5% compared with 10.6% by the S&P 500. The two applicable Lipper indexes posted returns of 10.6% and 9.5% over the same period.

Investment results analysis

All but one of GFA’s 10 largest holdings had strong six-month returns. They included Apple (+41.0%), the fund’s largest holding; Comcast (+36.2%), the largest cable television provider in the U.S. and the fund’s second largest holding; Home Depot (+42.5%), the world’s largest home-improvement retailer, and Samsung Electronics (+54.0%), Korea’s top electronics manufacturer and a global leader in semiconductor production. The fund’s third largest holding, major online retailer Amazon.com
(–16.5%), detracted from results. In the previous fiscal year, however, Amazon rose 72.5%.

Health care and biotech holdings made a major positive contribution to the fund. They included Alexion Pharmaceuticals (+44.5%), a developer of drug treatments for cardiovascular, autoimmune and neurological diseases; and Biogen Idec (+23.6%), a leader in developing therapies to treat multiple sclerosis and cancer.

GFA’s non-U.S. holdings, which constituted 16.2% of total assets, detracted from results during the past six months. During most of the past 10 years, these non-U.S. investments have helped the portfolio, but not so in recent times. We continue to believe that our extensive global research effort will add value in the long run and that our investors will benefit over time from the fund’s investments outside the United States.

The fund’s cash holdings of 5.3% of total assets also hurt results during the recent surging stock market. Many of the fund’s portfolio counselors believed that it was a good idea to hold some cash in this uncertain environment. As a reminder, cash is not a top-down decision but an aggregate of the individual decisions of the portfolio counselors.

As of February 29, 2012, GFA had 20.1% of its total assets in information technology; 17.8% in consumer discretionary, 11.6% in health care; 11.0% in energy; and 7.9% in financials. These are the largest sectors in which the fund is invested.

The road ahead

A number of economic indicators signal that the U.S. economy is getting fundamentally stronger. Many economists believe growth should remain moderate by historic standards at less than 3%. It will be important to follow developments in economic gains since they buoy wage and salary increases that in turn power consumer spending. The pick-up in hiring by corporations also suggests that corporations might loosen up their tight reins on spending and deploy some of the large cash reserves they have built up over recent years.

In the coming months, however, the U.S. economy faces potential challenges from higher oil prices, ongoing consumer caution, slower emerging market growth, and still lurking risk from European sovereign debt problems. A national election will also be decided in November. This could impact markets in either direction as the candidates debate and the government wrestles with important decisions on spending, taxation, jobs and regulation. With our worldwide network of investment professionals, we will be closely monitoring events here and abroad.

Whether the environment is improving or not, our mission is to find attractively priced, fundamentally sound companies in which to invest. With a long-term horizon, it is often easiest to find them when the headlines are bad.

We thank you for taking a long-term perspective on your investment in The Growth Fund of America. In these often volatile markets, it’s important to separate short-term stock price fluctuations from the long-term investment strategy that your fund follows. We remain confident that our investment process, which focuses on fundamental investing with a global perspective, will help us navigate these challenging markets.

Cordially,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman of the Board

/s/ Donald D. O’Neal

Donald D. O’Neal
President

April 5, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

Summary investment portfolio   February 29, 2012
unaudited

[begin pie chart]
Industry sector diversification	Percent of net assets
Information technology	20.05%
Consumer discretionary	17.84
Health care	11.59
Energy	11.00
Financials	7.88
Other industries	25.03
Other securities	1.33
Short-term securities & other assets less liabilities	5.28
[end pie chart]

Largest equity holdings	Percent of net assets
Apple	5.2%
Comcast	2.3
Amazon.com	2.2
Home Depot	2.0
Oracle	1.8
Philip Morris International	1.7
Gilead Sciences	1.7
Samsung Electronics	1.3
Microsoft	1.2
NIKE	1.2

			Percent
		Value	of net
Common stocks - 93.39%	Shares	(000)	assets

Information technology - 20.05%
Apple Inc. (1)	12,482,000	6,770,736	5.21
Oracle Corp.	81,091,976	2,373,562	1.83
Samsung Electronics Co. Ltd. (2)	1,582,495	1,698,947	1.31
Microsoft Corp.	49,645,900	1,575,761	1.21
Google Inc., Class A (1)	2,004,236	1,239,119	.95
Texas Instruments Inc.	29,294,000	976,955	.75
EMC Corp. (1)	29,375,000	813,394	.63
QUALCOMM Inc.	11,335,194	704,822	.54
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	176,096,000	483,801
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,350,000	164,802	.50
Yahoo! Inc. (1)	39,730,043	589,196	.46
Other securities		8,642,511	6.66
		26,033,606	20.05

Consumer discretionary - 17.84%
Comcast Corp., Class A	76,632,100	2,251,451
Comcast Corp., Class A, special nonvoting shares	24,800,000	709,032	2.28
Amazon.com, Inc. (1)	15,711,000	2,823,110	2.17
Home Depot, Inc.	54,134,400	2,575,173	1.98
NIKE, Inc., Class B	13,963,600	1,506,952	1.16
DIRECTV, Class A (1)	28,765,860	1,332,435	1.03
News Corp., Class A	55,554,800	1,103,874	.85
YUM! Brands, Inc.	15,431,000	1,022,149	.79
Time Warner Cable Inc.	12,849,735	1,019,498	.78
Sands China Ltd. (2)	198,980,400	737,915	.57
Other securities		8,091,901	6.23
		23,173,490	17.84

Health care - 11.59%
Gilead Sciences, Inc. (1) (3)	47,298,666	2,152,089	1.66
Allergan, Inc. (3)	15,565,400	1,394,504	1.07
UnitedHealth Group Inc.	19,430,000	1,083,223	.83
Merck & Co., Inc.	24,684,578	942,210	.73
Intuitive Surgical, Inc. (1)	1,728,694	884,434	.68
Biogen Idec Inc. (1)	7,074,400	823,955	.63
Alexion Pharmaceuticals, Inc. (1)	9,250,000	774,502	.60
Other securities		6,999,361	5.39
		15,054,278	11.59

Energy - 11.00%
EOG Resources, Inc.	13,030,837	1,483,691	1.14
Apache Corp.	13,530,000	1,460,293	1.12
Suncor Energy Inc.	34,897,388	1,256,299	.97
Schlumberger Ltd.	15,215,000	1,180,836	.91
Noble Energy, Inc.	8,189,000	799,656	.62
Canadian Natural Resources, Ltd.	19,555,000	725,914	.56
Southwestern Energy Co. (1) (3)	20,553,632	679,503	.52
FMC Technologies, Inc. (1)	11,572,095	583,581	.45
Other securities		6,121,880	4.71
		14,291,653	11.00

Financials - 7.88%
Wells Fargo & Co.	33,975,978	1,063,108	.82
Aon Corp. (3)	18,142,995	849,274	.65
Bank of America Corp.	96,878,298	772,120	.59
Citigroup Inc.	22,957,000	764,927	.59
Goldman Sachs Group, Inc.	5,166,000	594,813	.46
Other securities		6,189,676	4.77
		10,233,918	7.88

Industrials - 7.77%
Union Pacific Corp.	13,167,500	1,451,717	1.12
CSX Corp.	33,840,170	710,982	.55
Other securities		7,924,755	6.10
		10,087,454	7.77

Materials - 5.66%
Newmont Mining Corp.	22,648,000	1,345,291	1.04
Barrick Gold Corp.	23,250,000	1,109,723	.85
Dow Chemical Co.	29,368,700	984,145	.76
Praxair, Inc.	6,122,437	667,346	.51
Other securities		3,251,506	2.50
		7,358,011	5.66

Consumer staples - 5.39%
Philip Morris International Inc.	26,816,700	2,239,731	1.72
Costco Wholesale Corp.	14,003,183	1,205,114	.93
CVS/Caremark Corp.	24,765,000	1,116,902	.86
Other securities		2,438,320	1.88
		7,000,067	5.39

Telecommunication services - 1.57%
Crown Castle International Corp. (1) (3)	16,961,292	878,765	.68
Other securities		1,159,045	.89
		2,037,810	1.57

Utilities - 0.08%
Other securities		98,768	.08

Miscellaneous - 4.56%
Other common stocks in initial period of acquisition		5,924,438	4.56

Total common stocks (cost: $88,047,044,000)		121,293,493	93.39

			Percent
		Value	of net
Preferred stocks - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		155	.00

Total preferred stocks (cost: $21,000,000)		155	.00

			Percent
		Value	of net
Warrants - 0.02%		(000)	assets

Other - 0.02%
Other securities		24,134	.02

Total warrants (cost: $57,788,000)		24,134	.02

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Telecommunication services - 0.04%
Other securities		47,938	.04

Total convertible securities (cost: $65,064,000)		47,938	.04

	Principal		Percent
	amount	Value	of net
Bonds & notes - 1.27%	(000)	(000)	assets

Bonds & notes of U.S. government - 1.25%
U.S. Treasury:
3.125% 2041	$1,080,000	1,088,413
3.75% 2041	467,230	529,867	1.25
		1,618,280	1.25

Other - 0.02%
Other securities		32,307	.02

Total bonds & notes (cost: $1,647,672,000)		1,650,587	1.27

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.31%	(000)	(000)	assets

Freddie Mac 0.05%-0.21% due 3/6/2012-1/9/2013	2,123,081	2,122,037	1.63
Fannie Mae 0.05%-0.21% due 3/1/2012-1/7/2013	2,000,153	1,998,661	1.54
Federal Home Loan Bank 0.07%-0.20% due 3/28-12/10/2012	1,200,499	1,199,744	.92
U.S. Treasury Bills 0.041%-0.267% due 3/8-7/19/2012	667,950	667,823	.51
Other securities		909,629	.71

Total short-term securities (cost: $6,898,152,000)		6,897,894	5.31

Total investment securities (cost: $96,736,720,000)		129,914,201	100.03
Other assets less liabilities		(42,765)	(.03)

Net assets		$129,871,436	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $522,709,000, which represented .40% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities (with an aggregate value of $293,234,000, an aggregate cost of $224,023,000 and representing .23% of the net assets of the fund) were acquired through private placement transactions from 7/7/2000 to 6/21/2011 that may subject them to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 29, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/29/2012 (000)
Gilead Sciences, Inc. (1)	27,070,000	20,705,900	477,234	47,298,666	$-	$2,152,089
Allergan, Inc.	15,955,400	550,000	940,000	15,565,400	1,570	1,394,504
Crown Castle International Corp. (1)	13,329,250	3,632,042	-	16,961,292	-	878,765
Aon Corp.	5,793,000	12,749,995	400,000	18,142,995	3,944	849,274
Southwestern Energy Co. (1)	21,925,000	1,045,000	2,416,368	20,553,632	-	679,503
Edwards Lifesciences Corp. (1)	7,210,000	112,000	-	7,322,000	-	535,458
Linear Technology Corp.	15,160,000	-	-	15,160,000	7,429	507,557
Virgin Media Inc.	19,765,400	-	-	19,765,400	1,581	498,088
Celanese Corp., Series A	8,784,500	1,375,500	-	10,160,000	1,219	483,311
KLA-Tencor Corp.	10,940,000	-	1,000,000	9,940,000	7,308	481,096
Denbury Resources Inc. (1)	19,515,000	300,000	-	19,815,000	-	394,517
Kerry Group PLC, Class A (2)	8,865,824	-	-	8,865,824	1,188	377,809
Stericycle, Inc. (1)	4,239,000	-	-	4,239,000	-	367,818
Southwest Airlines Co.	36,889,000	2,000,000	-	38,889,000	350	349,223
Illumina, Inc. (1)	5,425,000	791,900	-	6,216,900	-	318,616
Flextronics International Ltd. (1)	40,080,464	-	-	40,080,464	-	282,567
First Solar, Inc. (1)	5,568,900	-	800,000	4,768,900	-	154,036
Human Genome Sciences, Inc. (1)	10,297,900	1,177,900	-	11,475,800	-	90,429
DIRECTV, Class A (1) (4)	40,270,000	500,000	12,004,140	28,765,860	-	-
EOG Resources, Inc. (4)	14,755,837	40,000	1,765,000	13,030,837	4,532	-
FMC Technologies, Inc. (1) (4)	12,000,000	1,447,095	1,875,000	11,572,095	-	-
Nexen Inc. (CAD denominated) (4)	16,383,474	32,309	16,415,783	-	1,226	-
Nexen Inc. (4)	10,435,000	3,500,000	1,500,000	12,435,000	1,035	-
					$31,382	$10,794,660

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $13,876,171,000, which represented 10.68% of the net assets of the fund. This amount includes $13,475,413,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Unaffiliated issuer at 2/29/2012.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $86,808,604)	$119,119,541
Affiliated issuers (cost: $9,928,116)	10,794,660	$129,914,201
Cash denominated in non-U.S. currencies (cost: $12,368)		12,380
Cash		165
Receivables for:
Sales of investments	802,806
Sales of fund's shares	119,746
Dividends and interest	142,676	1,065,228
		130,991,974
Liabilities:
Payables for:
Purchases of investments	318,372
Repurchases of fund's shares	682,861
Investment advisory services	28,605
Services provided by related parties	84,802
Directors' deferred compensation	3,885
Other	2,013	1,120,538
Net assets at February 29, 2012		$129,871,436

Net assets consist of:
Capital paid in on shares of capital stock		$103,556,792
Distributions in excess of net investment income		(72,103)
Accumulated net realized loss		(6,790,618)
Net unrealized appreciation		33,177,365
Net assets at February 29, 2012		$129,871,436

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 7,500,000 shares, $.001 par value (4,063,367 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$57,936,764	1,802,176	$32.15
Class B	1,912,685	61,362	31.17
Class C	6,335,155	204,794	30.93
Class F-1	12,199,286	381,809	31.95
Class F-2	3,209,502	99,888	32.13
Class 529-A	3,738,985	117,016	31.95
Class 529-B	281,650	9,034	31.18
Class 529-C	1,010,032	32,471	31.11
Class 529-E	180,061	5,673	31.74
Class 529-F-1	119,010	3,731	31.90
Class R-1	546,182	17,503	31.21
Class R-2	2,353,084	74,971	31.39
Class R-3	9,484,497	299,292	31.69
Class R-4	11,663,626	365,499	31.91
Class R-5	8,484,189	264,224	32.11
Class R-6	10,416,728	323,924	32.16

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 29, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $14,388;
also includes $31,382 from affiliates)	$769,112
Interest	36,250	$805,362

Fees and expenses*:
Investment advisory services	176,870
Distribution services	180,827
Transfer agent services	89,190
Administrative services	17,013
Reports to shareholders	3,651
Registration statement and prospectus	603
Directors' compensation	172
Auditing and legal	65
Custodian	1,841
Other	2,642	472,874
Net investment income		332,488

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain (loss) on:
Investments (includes $27,859 net gain from affiliates)	1,027,664
Currency transactions	(2,823)	1,024,841
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $752)	11,403,708
Currency translations	197	11,403,905
Net realized gain and unrealized appreciation
on investments and currency		12,428,746
Net increase in net assets resulting
from operations		$12,761,234

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 29, 2012*	Year ended August 31, 2011
Operations:
Net investment income	$332,488	$978,141
Net realized gain on investments and currency transactions	1,024,841	4,791,234
Net unrealized appreciation on investments and currency translations	11,403,905	16,787,784
Net increase in net assets resulting from operations	12,761,234	22,557,159

Dividends paid to shareholders from net investment income	(884,495)	(1,243,930)

Net capital share transactions	(19,491,821)	(24,045,350)

Total decrease in net assets	(7,615,082)	(2,732,121)

Net assets:
Beginning of period	137,486,518	140,218,639
End of period (including distributions in excess of and undistributed
net investment income: $(72,103) and $479,904, respectively)	$129,871,436	$137,486,518

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                     unaudited

1.	Organization

The Growth Fund of America, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2012; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$22,600,573	$3,379,969	(1)	$53,064	$26,033,606
Consumer discretionary	20,580,175	2,593,315	(1)	-	23,173,490
Health care	14,725,967	328,311	(1)	-	15,054,278
Energy	13,626,629	624,219	(1)	40,805	14,291,653
Financials	8,573,201	1,660,717	(1)	-	10,233,918
Industrials	8,900,006	1,187,448	(1)	-	10,087,454
Materials	6,209,954	1,146,078	(1)	1,979	7,358,011
Consumer staples	5,721,892	1,278,175	(1)	-	7,000,067
Telecommunication services	1,775,331	262,479	(1)	-	2,037,810
Utilities	48,049	50,719	(1)	-	98,768
Miscellaneous	4,655,700	1,268,738	(1)	-	5,924,438
Preferred stocks	-	-		155	155
Warrants	24,134	-		-	24,134
Convertible securities	-	47,938		-	47,938
Bonds & notes	-	1,650,587		-	1,650,587
Short-term securities	-	6,897,894		-	6,897,894
Total	$107,441,611	$22,376,587		$96,003	$129,914,201

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $13,475,413,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 29, 2012 (dollars in thousands):

	Beginning value at 9/1/2011	Unrealized depreciation(2)	Transfers out of Level 3(3)	Ending value at 2/29/2012
Investment securities	$307,144	$(42,733)	$(168,408)	$96,003

Net unrealized depreciation during the period on Level 3 investment securities held at February 29, 2012 (dollars in thousands)(2):				$(18,675)

(2) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. These risks may be heightened in connection with investments in emerging market countries.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$620,256
Post-October currency loss deferrals (realized during the period November 1, 2010, through August 31, 2011)*	(1,882)
Capital loss carryforward expiring 2018†	(7,219,511)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 29, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$37,105,382
Gross unrealized depreciation on investment securities	(4,454,172)
Net unrealized appreciation on investment securities	32,651,210
Cost of investment securities	97,262,991

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2012	Year ended August 31, 2011
Class A	$405,819	$531,599
Class B	-	-
Class C	-	6,580
Class F-1	87,418	132,266
Class F-2	33,344	49,446
Class 529-A	25,030	27,288
Class 529-B	-	-
Class 529-C	-	1,061
Class 529-E	767	933
Class 529-F-1	1,045	1,099
Class R-1	-	1,236
Class R-2	-	4,448
Class R-3	34,926	74,452
Class R-4	85,157	159,063
Class R-5	96,087	162,757
Class R-6	114,902	91,702
Total	$884,495	$1,243,930

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 29, 2012, the investment advisory services fee was $176,870,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended February 29, 2012, the total transfer agent services fee paid under these agreements was $89,190,000, of which $69,436,000 was paid by the fund to AFS and $19,754,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended February 29, 2012, total fees paid to CRMC for performing administrative services were $17,013,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended February 29, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$64,723	$50,876	$924	Not applicable
Class B	9,804	1,763	Not applicable	Not applicable
Class C	30,581	5,244	829	Not applicable
Class F-1	14,853	5,981	2,905	Not applicable
Class F-2	Not applicable	1,744	765	Not applicable
Class 529-A	3,568	2,037	699	$1,683
Class 529-B	1,403	200	58	141
Class 529-C	4,593	607	191	461
Class 529-E	410	73	37	82
Class 529-F-1	-	65	22	54
Class R-1	2,633	284	126	Not applicable
Class R-2	8,351	3,587	547	Not applicable
Class R-3	23,968	7,032	2,282	Not applicable
Class R-4	15,940	7,070	2,870	Not applicable
Class R-5	Not applicable	2,610	2,262	Not applicable
Class R-6	Not applicable	17	2,496	Not applicable
Total class-specific expenses	$180,827	$89,190	$17,013	$2,421

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $172,000, shown on the accompanying financial statements, includes $213,000 in current fees (either paid in cash or deferred) and a net decrease of $41,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 29, 2012
Class A	$2,043,557	69,560	$396,548	13,933	$(6,867,134)	(234,287)	$(4,427,029)	(150,794)
Class B	11,007	383	-	-	(507,196)	(17,949)	(496,189)	(17,566)
Class C	164,918	5,837	-	-	(969,608)	(34,421)	(804,690)	(28,584)
Class F-1	674,355	23,147	85,810	3,033	(2,695,760)	(92,777)	(1,935,595)	(66,597)
Class F-2	237,687	8,078	29,280	1,030	(1,063,070)	(36,266)	(796,103)	(27,158)
Class 529-A	224,410	7,698	25,020	885	(208,278)	(7,132)	41,152	1,451
Class 529-B	1,704	59	-	-	(56,535)	(1,998)	(54,831)	(1,939)
Class 529-C	55,829	1,974	-	-	(74,947)	(2,645)	(19,118)	(671)
Class 529-E	10,372	360	767	27	(12,796)	(441)	(1,657)	(54)
Class 529-F-1	12,203	422	1,045	37	(11,679)	(397)	1,569	62
Class R-1	33,525	1,180	-	-	(99,444)	(3,516)	(65,919)	(2,336)
Class R-2	232,994	8,155	-	-	(438,736)	(15,413)	(205,742)	(7,258)
Class R-3	622,042	21,588	34,831	1,241	(2,814,838)	(98,123)	(2,157,965)	(75,294)
Class R-4	855,576	29,500	85,127	3,014	(5,283,343)	(182,254)	(4,342,640)	(149,740)
Class R-5	856,505	29,555	95,858	3,374	(4,598,535)	(157,406)	(3,646,172)	(124,477)
Class R-6	1,724,024	59,132	114,760	4,034	(2,419,676)	(82,504)	(580,892)	(19,338)
Total net increase (decrease)	$7,760,708	266,628	$869,046	30,608	$(28,121,575)	(967,529)	$(19,491,821)	(670,293)

Year ended August 31, 2011
Class A	$5,586,951	183,617	$515,811	17,001	$(15,635,437)	(514,982)	$(9,532,675)	(314,364)
Class B	37,592	1,275	-	-	(1,185,607)	(40,449)	(1,148,015)	(39,174)
Class C	531,232	18,161	6,262	214	(2,017,874)	(69,163)	(1,480,380)	(50,788)
Class F-1	2,252,172	74,640	124,534	4,131	(6,331,610)	(210,351)	(3,954,904)	(131,580)
Class F-2	1,468,359	48,857	36,619	1,208	(2,288,573)	(75,023)	(783,595)	(24,958)
Class 529-A	501,640	16,587	27,283	904	(359,443)	(11,914)	169,480	5,577
Class 529-B	5,816	197	-	-	(109,390)	(3,733)	(103,574)	(3,536)
Class 529-C	134,290	4,560	1,061	36	(126,834)	(4,327)	8,517	269
Class 529-E	22,642	756	933	31	(20,268)	(676)	3,307	111
Class 529-F-1	25,459	839	1,098	37	(25,314)	(833)	1,243	43
Class R-1	123,487	4,292	1,231	42	(185,045)	(6,302)	(60,327)	(1,968)
Class R-2	572,336	19,332	4,444	150	(920,045)	(30,935)	(343,265)	(11,453)
Class R-3	2,046,839	68,453	74,281	2,485	(4,542,701)	(151,107)	(2,421,581)	(80,169)
Class R-4	3,512,296	117,286	159,005	5,283	(7,756,274)	(256,407)	(4,084,973)	(133,838)
Class R-5	2,901,025	95,733	162,270	5,357	(6,643,137)	(216,444)	(3,579,842)	(115,354)
Class R-6	5,394,491	175,598	91,536	3,016	(2,220,793)	(72,157)	3,265,234	106,457
Total net increase (decrease)	$25,116,627	830,183	$1,206,368	39,895	$(50,368,345)	(1,664,803)	$(24,045,350)	(794,725)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,429,359,000 and $27,791,126,000, respectively, during the six months ended February 29, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(3)		Ratio of net income (loss) to average net assets(3)

Class A:	Six months ended 2/29/2012(4)(5)	$29.23	$.08	$3.06	$3.14	$(.22)	$-	$(.22)	$32.15	10.83%	$57,937	.71	%(6)	.71	%(6)	.55	%(6)
	Year ended 8/31/2011	25.53	.20	3.75	3.95	(.25)	-	(.25)	29.23	15.42	57,082	.68		.68		.67
	Year ended 8/31/2010	24.93	.21	.60	.81	(.21)	-	(.21)	25.53	3.20	57,890	.69		.69		.76
	Year ended 8/31/2009	30.61	.22	(5.67)	(5.45)	(.23)	-	(.23)	24.93	(17.59)	61,587	.76		.75		1.00
	Year ended 8/31/2008	35.77	.36	(3.10)	(2.74)	(.36)	(2.06)	(2.42)	30.61	(8.24)	81,529	.65		.62		1.09
	Year ended 8/31/2007	31.93	.32	4.89	5.21	(.27)	(1.10)	(1.37)	35.77	16.69	90,125	.64		.62		.94

Class B:	Six months ended 2/29/2012(4)(5)	28.23	(.03)	2.97	2.94	-	-	-	31.17	10.41	1,913	1.47	(6)	1.47	(6)	(.20	)(6)
	Year ended 8/31/2011	24.65	(.03)	3.61	3.58	-	-	-	28.23	14.52	2,228	1.43		1.43		(.09)
	Year ended 8/31/2010	24.08	- (7)	.58	.58	(.01)	-	(.01)	24.65	2.42	2,911	1.45		1.45		(.01)
	Year ended 8/31/2009	29.44	.06	(5.41)	(5.35)	(.01)	-	(.01)	24.08	(18.18)	4,063	1.50		1.49		.27
	Year ended 8/31/2008	34.48	.11	(2.99)	(2.88)	(.10)	(2.06)	(2.16)	29.44	(8.91)	6,367	1.39		1.37		.34
	Year ended 8/31/2007	30.83	.06	4.73	4.79	(.04)	(1.10)	(1.14)	34.48	15.82	7,596	1.39		1.36		.20

Class C:	Six months ended 2/29/2012(4)(5)	28.02	(.03)	2.94	2.91	-	-	-	30.93	10.39	6,335	1.49	(6)	1.49	(6)	(.22	)(6)
	Year ended 8/31/2011	24.49	(.03)	3.58	3.55	(.02)	-	(.02)	28.02	14.51	6,539	1.46		1.46		(.12)
	Year ended 8/31/2010	23.96	- (7)	.57	.57	(.04)	-	(.04)	24.49	2.38	6,959	1.47		1.47		(.02)
	Year ended 8/31/2009	29.30	.06	(5.39)	(5.33)	(.01)	-	(.01)	23.96	(18.18)	7,502	1.50		1.49		.26
	Year ended 8/31/2008	34.34	.09	(2.97)	(2.88)	(.10)	(2.06)	(2.16)	29.30	(8.95)	10,209	1.44		1.41		.29
	Year ended 8/31/2007	30.73	.05	4.70	4.75	(.04)	(1.10)	(1.14)	34.34	15.74	11,091	1.45		1.42		.14

Class F-1:	Six months ended 2/29/2012(4)(5)	29.04	.08	3.05	3.13	(.22)	-	(.22)	31.95	10.86	12,199	.69	(6)	.69	(6)	.58	(6)
	Year ended 8/31/2011	25.37	.20	3.72	3.92	(.25)	-	(.25)	29.04	15.40	13,023	.67		.67		.67
	Year ended 8/31/2010	24.78	.21	.60	.81	(.22)	-	(.22)	25.37	3.22	14,714	.67		.67		.79
	Year ended 8/31/2009	30.41	.24	(5.63)	(5.39)	(.24)	-	(.24)	24.78	(17.52)	16,531	.69		.68		1.08
	Year ended 8/31/2008	35.56	.36	(3.08)	(2.72)	(.37)	(2.06)	(2.43)	30.41	(8.23)	25,528	.63		.61		1.09
	Year ended 8/31/2007	31.76	.32	4.87	5.19	(.29)	(1.10)	(1.39)	35.56	16.71	25,404	.63		.61		.95

Class F-2:	Six months ended 2/29/2012(4)(5)	29.25	.12	3.06	3.18	(.30)	-	(.30)	32.13	11.00	3,209	.44	(6)	.44	(6)	.83	(6)
	Year ended 8/31/2011	25.55	.28	3.74	4.02	(.32)	-	(.32)	29.25	15.69	3,717	.43		.43		.91
	Year ended 8/31/2010	24.97	.28	.59	.87	(.29)	-	(.29)	25.55	3.43	3,884	.44		.44		1.02
	Year ended 8/31/2009	30.61	.26	(5.63)	(5.37)	(.27)	-	(.27)	24.97	(17.31)	3,247	.46		.46		1.19
	Period from 8/1/2008 to 8/31/2008(4)	30.43	.03	.15	.18	-	-	-	30.61	.59	114	.04		.03		.09

Class 529-A:	Six months ended 2/29/2012(4)(5)	29.06	.07	3.04	3.11	(.22)	-	(.22)	31.95	10.78	3,739	.76	(6)	.76	(6)	.50	(6)
	Year ended 8/31/2011	25.39	.19	3.72	3.91	(.24)	-	(.24)	29.06	15.38	3,358	.73		.73		.62
	Year ended 8/31/2010	24.81	.20	.59	.79	(.21)	-	(.21)	25.39	3.14	2,793	.73		.73		.73
	Year ended 8/31/2009	30.47	.22	(5.64)	(5.42)	(.24)	-	(.24)	24.81	(17.60)	2,543	.77		.76		.99
	Year ended 8/31/2008	35.62	.34	(3.08)	(2.74)	(.35)	(2.06)	(2.41)	30.47	(8.27)	2,859	.69		.66		1.03
	Year ended 8/31/2007	31.81	.31	4.87	5.18	(.27)	(1.10)	(1.37)	35.62	16.66	2,725	.69		.66		.90

Class 529-B:	Six months ended 2/29/2012(4)(5)	28.25	(.04)	2.97	2.93	-	-	-	31.18	10.34	282	1.57	(6)	1.57	(6)	(.30	)(6)
	Year ended 8/31/2011	24.69	(.06)	3.62	3.56	-	-	-	28.25	14.42	310	1.53		1.53		(.19)
	Year ended 8/31/2010	24.14	(.02)	.59	.57	(.02)	-	(.02)	24.69	2.36	358	1.53		1.53		(.08)
	Year ended 8/31/2009	29.56	.04	(5.45)	(5.41)	(.01)	-	(.01)	24.14	(18.28)	416	1.58		1.57		.17
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.08)	(2.06)	(2.14)	29.56	(9.00)	514	1.50		1.48		.23
	Year ended 8/31/2007	30.97	.03	4.74	4.77	(.02)	(1.10)	(1.12)	34.62	15.69	534	1.51		1.48		.08

Class 529-C:	Six months ended 2/29/2012(4)(5)	28.18	(.04)	2.97	2.93	-	-	-	31.11	10.40	1,010	1.56	(6)	1.56	(6)	(.29	)(6)
	Year ended 8/31/2011	24.66	(.05)	3.60	3.55	(.03)	-	(.03)	28.18	14.40	934	1.53		1.53		(.18)
	Year ended 8/31/2010	24.13	(.02)	.59	.57	(.04)	-	(.04)	24.66	2.33	811	1.53		1.53		(.07)
	Year ended 8/31/2009	29.55	.04	(5.44)	(5.40)	(.02)	-	(.02)	24.13	(18.25)	767	1.58		1.57		.18
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.09)	(2.06)	(2.15)	29.55	(8.99)	881	1.50		1.47		.23
	Year ended 8/31/2007	30.99	.03	4.74	4.77	(.04)	(1.10)	(1.14)	34.62	15.66	849	1.50		1.48		.08
Financial highlights

Class 529-E:	Six months ended 2/29/2012(4)(5)	$28.82	$.03	$3.02	$3.05	$(.13)	$-	$(.13)	$31.74	10.66%	$180	1.02	%(6)	1.02	%(6)	.24	%(6)
	Year ended 8/31/2011	25.19	.10	3.69	3.79	(.16)	-	(.16)	28.82	15.04	165	1.01		1.01		.34
	Year ended 8/31/2010	24.63	.12	.59	.71	(.15)	-	(.15)	25.19	2.83	142	1.02		1.02		.44
	Year ended 8/31/2009	30.21	.15	(5.57)	(5.42)	(.16)	-	(.16)	24.63	(17.82)	133	1.07		1.06		.68
	Year ended 8/31/2008	35.34	.24	(3.06)	(2.82)	(.25)	(2.06)	(2.31)	30.21	(8.55)	147	.99		.97		.73
	Year ended 8/31/2007	31.58	.20	4.84	5.04	(.18)	(1.10)	(1.28)	35.34	16.29	143	.99		.97		.59

Class 529-F-1:	Six months ended 2/29/2012(4)(5)	29.04	.10	3.04	3.14	(.28)	-	(.28)	31.90	10.94	119	.55	(6)	.55	(6)	.71	(6)
	Year ended 8/31/2011	25.38	.25	3.71	3.96	(.30)	-	(.30)	29.04	15.56	106	.52		.52		.83
	Year ended 8/31/2010	24.79	.25	.60	.85	(.26)	-	(.26)	25.38	3.37	92	.52		.52		.94
	Year ended 8/31/2009	30.46	.26	(5.64)	(5.38)	(.29)	-	(.29)	24.79	(17.41)	79	.57		.56		1.18
	Year ended 8/31/2008	35.61	.41	(3.08)	(2.67)	(.42)	(2.06)	(2.48)	30.46	(8.09)	85	.49		.47		1.24
	Year ended 8/31/2007	31.80	.37	4.87	5.24	(.33)	(1.10)	(1.43)	35.61	16.86	81	.49		.47		1.09

Class R-1:	Six months ended 2/29/2012(4)(5)	28.26	(.03)	2.98	2.95	-	-	-	31.21	10.44	546	1.44	(6)	1.44	(6)	(.18	)(6)
	Year ended 8/31/2011	24.72	(.03)	3.63	3.60	(.06)	-	(.06)	28.26	14.54	561	1.43		1.43		(.09)
	Year ended 8/31/2010	24.19	- (7)	.60	.60	(.07)	-	(.07)	24.72	2.45	539	1.44		1.44		.02
	Year ended 8/31/2009	29.65	.06	(5.46)	(5.40)	(.06)	-	(.06)	24.19	(18.17)	476	1.47		1.46		.29
	Year ended 8/31/2008	34.76	.10	(3.02)	(2.92)	(.13)	(2.06)	(2.19)	29.65	(8.96)	503	1.42		1.39		.30
	Year ended 8/31/2007	31.13	.05	4.77	4.82	(.09)	(1.10)	(1.19)	34.76	15.79	408	1.43		1.40		.16

Class R-2:	Six months ended 2/29/2012(4)(5)	28.42	(.02)	2.99	2.97	-	-	-	31.39	10.45	2,353	1.41	(6)	1.41	(6)	(.14	)(6)
	Year ended 8/31/2011	24.84	(.01)	3.64	3.63	(.05)	-	(.05)	28.42	14.60	2,337	1.39		1.39		(.04)
	Year ended 8/31/2010	24.30	.01	.59	.60	(.06)	-	(.06)	24.84	2.44	2,327	1.41		1.41		.04
	Year ended 8/31/2009	29.77	.06	(5.48)	(5.42)	(.05)	-	(.05)	24.30	(18.17)	2,367	1.48		1.47		.27
	Year ended 8/31/2008	34.84	.12	(3.01)	(2.89)	(.12)	(2.06)	(2.18)	29.77	(8.87)	2,708	1.36		1.33		.37
	Year ended 8/31/2007	31.16	.05	4.77	4.82	(.04)	(1.10)	(1.14)	34.84	15.76	2,815	1.42		1.40		.16

Class R-3:	Six months ended 2/29/2012(4)(5)	28.74	.04	3.02	3.06	(.11)	-	(.11)	31.69	10.68	9,484	.98	(6)	.98	(6)	.28	(6)
	Year ended 8/31/2011	25.12	.11	3.68	3.79	(.17)	-	(.17)	28.74	15.06	10,765	.97		.97		.38
	Year ended 8/31/2010	24.55	.13	.60	.73	(.16)	-	(.16)	25.12	2.94	11,422	.97		.97		.48
	Year ended 8/31/2009	30.11	.16	(5.56)	(5.40)	(.16)	-	(.16)	24.55	(17.78)	11,477	.99		.98		.76
	Year ended 8/31/2008	35.23	.26	(3.05)	(2.79)	(.27)	(2.06)	(2.33)	30.11	(8.50)	13,098	.94		.91		.79
	Year ended 8/31/2007	31.49	.21	4.83	5.04	(.20)	(1.10)	(1.30)	35.23	16.33	13,652	.96		.93		.63

Class R-4:	Six months ended 2/29/2012(4)(5)	28.99	.08	3.04	3.12	(.20)	-	(.20)	31.91	10.85	11,664	.69	(6)	.69	(6)	.57	(6)
	Year ended 8/31/2011	25.33	.20	3.71	3.91	(.25)	-	(.25)	28.99	15.40	14,937	.68		.68		.66
	Year ended 8/31/2010	24.75	.21	.60	.81	(.23)	-	(.23)	25.33	3.20	16,442	.68		.68		.77
	Year ended 8/31/2009	30.38	.23	(5.62)	(5.39)	(.24)	-	(.24)	24.75	(17.53)	15,985	.70		.69		1.04
	Year ended 8/31/2008	35.52	.35	(3.08)	(2.73)	(.35)	(2.06)	(2.41)	30.38	(8.26)	17,215	.67		.64		1.06
	Year ended 8/31/2007	31.73	.31	4.85	5.16	(.27)	(1.10)	(1.37)	35.52	16.63	17,856	.68		.65		.91

Class R-5:	Six months ended 2/29/2012(4)(5)	29.24	.13	3.05	3.18	(.31)	-	(.31)	32.11	11.02	8,484	.39	(6)	.39	(6)	.88	(6)
	Year ended 8/31/2011	25.54	.29	3.74	4.03	(.33)	-	(.33)	29.24	15.75	11,366	.38		.38		.96
	Year ended 8/31/2010	24.94	.29	.60	.89	(.29)	-	(.29)	25.54	3.51	12,874	.39		.39		1.07
	Year ended 8/31/2009	30.66	.30	(5.69)	(5.39)	(.33)	-	(.33)	24.94	(17.30)	14,023	.40		.40		1.36
	Year ended 8/31/2008	35.82	.45	(3.09)	(2.64)	(.46)	(2.06)	(2.52)	30.66	(7.96)	17,362	.37		.34		1.35
	Year ended 8/31/2007	31.98	.41	4.89	5.30	(.36)	(1.10)	(1.46)	35.82	16.97	12,630	.38		.35		1.21

Class R-6:	Six months ended 2/29/2012(4)(5)	29.30	.14	3.06	3.20	(.34)	-	(.34)	32.16	11.06	10,417	.34	(6)	.34	(6)	.93	(6)
	Year ended 8/31/2011	25.60	.31	3.74	4.05	(.35)	-	(.35)	29.30	15.78	10,059	.33		.33		1.02
	Year ended 8/31/2010	24.97	.31	.60	.91	(.28)	-	(.28)	25.60	3.58	6,061	.34		.34		1.16
	Period from 5/1/2009 to 8/31/2009(4)	21.68	.09	3.20	3.29	-	-	-	24.97	15.17	2,134	.14		.14		.38

	Six months ended February 29,	Year ended August 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	11%	34%	33%	38%	32%	26%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
         unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2011, through February 29, 2012).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2011	Ending account value 2/29/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,108.34	$3.72	.71%
Class A -- assumed 5% return	1,000.00	1,021.33	3.57	.71
Class B -- actual return	1,000.00	1,104.13	7.69	1.47
Class B -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class C -- actual return	1,000.00	1,103.86	7.79	1.49
Class C -- assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class F-1 -- actual return	1,000.00	1,108.60	3.62	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class F-2 -- actual return	1,000.00	1,110.00	2.31	.44
Class F-2 -- assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 529-A -- actual return	1,000.00	1,107.83	3.98	.76
Class 529-A -- assumed 5% return	1,000.00	1,021.08	3.82	.76
Class 529-B -- actual return	1,000.00	1,103.36	8.21	1.57
Class 529-B -- assumed 5% return	1,000.00	1,017.06	7.87	1.57
Class 529-C -- actual return	1,000.00	1,103.97	8.16	1.56
Class 529-C -- assumed 5% return	1,000.00	1,017.11	7.82	1.56
Class 529-E -- actual return	1,000.00	1,106.55	5.34	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class 529-F-1 -- actual return	1,000.00	1,109.35	2.88	.55
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.13	2.77	.55
Class R-1 -- actual return	1,000.00	1,104.40	7.53	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class R-2 -- actual return	1,000.00	1,104.49	7.38	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-3 -- actual return	1,000.00	1,106.84	5.13	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.99	4.92	.98
Class R-4 -- actual return	1,000.00	1,108.46	3.62	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class R-5 -- actual return	1,000.00	1,110.24	2.05	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-6 -- actual return	1,000.00	1,110.65	1.78	.34
Class R-6 -- assumed 5% return	1,000.00	1,023.17	1.71	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012			10 years/Life
(the most recent calendar quarter-end):	1 year	5 years	of class1

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–2.26%	0.73%	4.55%
Not reflecting CDSC	2.74	1.11	4.55

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.69	1.08	4.35
Not reflecting CDSC	2.69	1.08	4.35

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.55	1.90	5.19

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	3.79	—	3.43

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–2.48	0.63	4.52
Not reflecting maximum sales charge	3.45	1.83	5.14

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–2.36	0.63	4.43
Not reflecting CDSC	2.64	1.01	4.43

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.65	1.02	4.27
Not reflecting CDSC	2.65	1.02	4.27

Class 529-E shares3,4	3.18	1.53	4.81

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	3.69	2.04	8.22

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2012, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-905-0412P

Litho in USA AGD/ALD/8084-S28722

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

February 29, 2012
unaudited

Common stocks — 93.39%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.05%
Apple Inc.1	12,482,000	$6,770,736
Oracle Corp.	81,091,976	2,373,562
Samsung Electronics Co. Ltd.2	1,582,495	1,698,947
Microsoft Corp.	49,645,900	1,575,761
Google Inc., Class A1	2,004,236	1,239,119
Texas Instruments Inc.	29,294,000	976,955
EMC Corp.1	29,375,000	813,394
QUALCOMM Inc.	11,335,194	704,822
Taiwan Semiconductor Manufacturing Co. Ltd.2	176,096,000	483,801
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,350,000	164,802
Yahoo! Inc.1	39,730,043	589,196
Baidu, Inc., Class A (ADR)1	4,230,000	578,241
Visa Inc., Class A	4,565,000	531,229
ASML Holding NV (New York registered)	9,147,778	416,681
ASML Holding NV2	2,380,000	109,279
Linear Technology Corp.3	15,160,000	507,557
KLA-Tencor Corp.3	9,940,000	481,096
Accenture PLC, Class A	7,750,000	461,435
International Business Machines Corp.	2,150,000	422,969
Avago Technologies Ltd.	9,992,120	375,804
Automatic Data Processing, Inc.	6,305,000	342,488
Intel Corp.	12,500,000	336,000
Altera Corp.	8,000,000	307,600
Motorola Solutions, Inc.	5,900,000	293,820
Zynga Inc., Class B1,2,4	4,740,144	53,064
Flextronics International Ltd.1,3	40,080,464	282,567
Arm Holdings PLC2	26,753,000	242,289
TE Connectivity Ltd.	5,923,000	216,486
Corning Inc.	16,211,099	211,393
SINA Corp.1	3,075,000	209,284
Fidelity National Information Services, Inc.	6,513,700	206,680
Murata Manufacturing Co., Ltd.2	3,450,000	206,002
FLIR Systems, Inc.	7,498,000	196,223
Maxim Integrated Products, Inc.	5,902,120	164,610
Mail.ru Group Ltd. (GDR)1,2	3,695,041	145,952
Mail.ru Group Ltd. (GDR)1,2,5	350,000	13,825
First Solar, Inc.1,3	4,768,900	154,036
Electronic Arts Inc.1	7,481,500	122,173
MediaTek Inc.2	11,600,000	117,954
National Instruments Corp.	4,105,010	109,193
Quanta Computer Inc.2	42,254,258	105,545
Dolby Laboratories, Inc., Class A1	2,650,000	100,885
SAP AG2	1,285,000	86,717
Nokia Corp. (ADR)	13,089,474	69,243
Nokia Corp.2	1,000,000	5,267
Xilinx, Inc.	2,000,000	73,860
AOL Inc.1	3,993,164	71,717
Intuit Inc.	1,200,000	69,408
Nintendo Co., Ltd.2	460,400	67,368
Rohm Co., Ltd.2	1,005,000	50,571
HTC Corp.2	2,096,450	46,452
Comverse Technology, Inc.1	6,011,792	38,596
Western Union Co.	890,000	15,548
Compuware Corp.1	1,580,000	14,236
Monster Worldwide, Inc.1	1,114,500	7,735
Analog Devices, Inc.	87,559	3,433
		26,033,606

CONSUMER DISCRETIONARY — 17.84%
Comcast Corp., Class A	76,632,100	2,251,451
Comcast Corp., Class A, special nonvoting shares	24,800,000	709,032
Amazon.com, Inc.1	15,711,000	2,823,110
Home Depot, Inc.	54,134,400	2,575,173
NIKE, Inc., Class B	13,963,600	1,506,952
DIRECTV, Class A1	28,765,860	1,332,435
News Corp., Class A	55,554,800	1,103,874
YUM! Brands, Inc.	15,431,000	1,022,149
Time Warner Cable Inc.	12,849,735	1,019,498
Sands China Ltd.2	198,980,400	737,915
Johnson Controls, Inc.	17,539,900	572,327
General Motors Co.1	20,891,632	543,600
Las Vegas Sands Corp.1	9,585,000	533,022
Virgin Media Inc.3	19,765,400	498,088
Time Warner Inc.	11,920,000	443,543
Chipotle Mexican Grill, Inc.1	1,065,000	415,584
Liberty Media Corp., Class A1	4,546,302	408,667
Nikon Corp.2	15,000,000	406,846
Naspers Ltd., Class N2	6,270,000	347,595
Daimler AG2	5,720,000	345,340
Groupon, Inc., Class A1,2,4	12,029,128	199,210
Groupon, Inc., Class A1	6,750,000	133,076
McDonald’s Corp.	2,766,200	274,628
CarMax, Inc.1	8,185,000	251,198
Marriott International, Inc., Class A	7,000,000	246,960
Carnival Corp., units	6,820,000	206,578
priceline.com Inc.1	290,000	181,836
Lowe’s Companies, Inc.	6,400,000	181,632
AutoNation, Inc.1	5,000,000	170,400
Harley-Davidson, Inc.	3,599,500	167,665
Expedia, Inc.	4,494,329	153,032
Starbucks Corp.	3,000,000	145,680
Mattel, Inc.	4,400,000	142,736
Darden Restaurants, Inc.	2,500,000	127,475
Shaw Communications Inc., Class B, nonvoting	6,123,900	125,479
Toyota Motor Corp.2	2,730,000	112,845
D.R. Horton, Inc.	7,580,000	108,697
Bayerische Motoren Werke AG2	1,080,000	99,886
Kohl’s Corp.	2,000,000	99,360
Isuzu Motors Ltd.2	14,200,000	79,595
Volkswagen AG, nonvoting preferred2	425,000	79,458
Toll Corp.1	3,300,000	77,418
Li & Fung Ltd.2	34,030,000	77,415
Kia Motors Corp.2	950,000	59,756
Genting Singapore PLC1,2	37,000,000	47,454
Harman International Industries, Inc.	566,258	27,820
		23,173,490

HEALTH CARE — 11.59%
Gilead Sciences, Inc.1,3	47,298,666	2,152,089
Allergan, Inc.3	15,565,400	1,394,504
UnitedHealth Group Inc.	19,430,000	1,083,223
Merck & Co., Inc.	24,684,578	942,210
Intuitive Surgical, Inc.1	1,728,694	884,434
Biogen Idec Inc.1	7,074,400	823,955
Alexion Pharmaceuticals, Inc.1	9,250,000	774,502
Amgen Inc.	8,262,400	561,430
Medco Health Solutions, Inc.1	8,302,400	561,159
St. Jude Medical, Inc.	13,073,000	550,635
Baxter International Inc.	9,449,100	549,276
Edwards Lifesciences Corp.1,3	7,322,000	535,458
Regeneron Pharmaceuticals, Inc.1	4,083,500	427,910
Celgene Corp.1	5,420,000	397,422
Stryker Corp.	7,300,716	391,610
Novo Nordisk A/S, Class B2	2,340,000	328,311
Bristol-Myers Squibb Co.	10,051,000	323,341
Illumina, Inc.1,3	6,216,900	318,616
Aetna Inc.	6,385,000	298,563
Hospira, Inc.1	7,127,840	253,894
Medtronic, Inc.	5,825,000	222,049
Boston Scientific Corp.1	29,995,000	186,569
Vertex Pharmaceuticals Inc.1	4,468,095	173,898
AMERIGROUP Corp.1	2,331,969	158,411
Hologic, Inc.1	7,095,000	147,079
Abbott Laboratories	2,500,000	141,525
Zimmer Holdings, Inc.1	1,980,000	120,285
Thermo Fisher Scientific Inc.1	1,765,000	99,934
Human Genome Sciences, Inc.1,3	11,475,800	90,429
Teva Pharmaceutical Industries Ltd. (ADR)	2,000,000	89,620
Dendreon Corp.1	3,530,000	39,748
Thoratec Corp.1	933,000	32,189
		15,054,278

ENERGY — 11.00%
EOG Resources, Inc.	13,030,837	1,483,691
Apache Corp.	13,530,000	1,460,293
Suncor Energy Inc.	34,897,388	1,256,299
Schlumberger Ltd.	15,215,000	1,180,836
Noble Energy, Inc.	8,189,000	799,656
Canadian Natural Resources, Ltd.	19,555,000	725,914
Southwestern Energy Co.1,3	20,553,632	679,503
FMC Technologies, Inc.1	11,572,095	583,581
Devon Energy Corp.	7,909,900	579,875
Pioneer Natural Resources Co.	4,885,000	535,591
Concho Resources Inc.1	4,287,506	458,077
Denbury Resources Inc.1,3	19,815,000	394,517
CONSOL Energy Inc.	9,715,213	347,999
Cimarex Energy Co.	4,275,000	344,864
Cobalt International Energy, Inc.1	10,019,600	301,189
Technip SA2	2,670,000	291,158
Chevron Corp.	2,450,000	267,344
Core Laboratories NV	2,147,345	261,246
Nexen Inc.	12,435,000	253,425
Pacific Rubiales Energy Corp.	8,351,000	242,482
Murphy Oil Corp.	3,456,000	220,977
Talisman Energy Inc.	15,583,020	214,266
Baker Hughes Inc.	3,697,100	185,890
Occidental Petroleum Corp.	1,500,000	156,555
BP PLC2	12,470,000	97,874
BP PLC (ADR)	1,138,700	53,701
Newfield Exploration Co.1	3,166,500	113,994
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,589,200	107,102
Range Resources Corp.	1,560,000	99,341
Woodside Petroleum Ltd.2	2,340,000	92,902
Tenaris SA (ADR)	2,145,000	82,969
Crescent Point Energy Corp.	1,740,000	82,388
INPEX CORP.2	10,680	75,407
Legacy Oil + Gas Inc.1	5,421,000	61,363
BG Group PLC2	1,975,000	47,630
Diamond Offshore Drilling, Inc.	680,000	46,560
Laricina Energy Ltd.1,2,4	950,000	40,805
Cenovus Energy Inc.	800,000	31,096
Oceaneering International, Inc.	258,800	14,045
Coal India Ltd.2	1,684,602	11,407
OAO Gazprom (ADR)2	592,000	7,841
		14,291,653

FINANCIALS — 7.88%
Wells Fargo & Co.	33,975,978	1,063,108
Aon Corp.3	18,142,995	849,274
Bank of America Corp.	96,878,298	772,120
Citigroup Inc.	22,957,000	764,927
Goldman Sachs Group, Inc.	5,166,000	594,813
AIA Group Ltd.2	152,613,800	577,595
Agricultural Bank of China, Class H2	888,184,000	436,747
State Street Corp.	9,508,800	401,557
American Express Co.	6,980,000	369,172
Fifth Third Bancorp	26,626,000	362,380
ACE Ltd.	4,545,000	325,922
Marsh & McLennan Companies, Inc.	10,047,171	313,472
American Tower Corp.	4,485,000	280,671
Morgan Stanley	15,000,000	278,100
ICICI Bank Ltd. (ADR)	5,855,000	212,536
ICICI Bank Ltd.2	1,750,000	31,968
JPMorgan Chase & Co.	5,871,712	230,406
Berkshire Hathaway Inc., Class A1	1,930	227,613
PNC Financial Services Group, Inc.	3,800,058	226,179
Industrial and Commercial Bank of China Ltd., Class H2	263,820,000	191,860
Onex Corp.	5,200,000	191,035
Jefferies Group, Inc.	7,950,000	132,924
Toronto-Dominion Bank	1,350,000	110,284
XL Group PLC	5,000,000	104,000
HDFC Bank Ltd. (ADR)	2,700,000	92,745
HDFC Bank Ltd.2	485,965	5,092
AMP Ltd.2	22,673,816	96,899
Bank of New York Mellon Corp.	4,261,885	94,230
Deutsche Bank AG2	2,000,000	93,131
UBS AG1,2	6,274,666	87,662
Moody’s Corp.	2,229,500	86,081
Banco Santander, SA2	9,730,241	80,675
Popular, Inc.1	40,800,000	77,520
Genworth Financial, Inc., Class A1	7,647,700	69,518
BOK Financial Corp.	1,250,000	67,100
Willis Group Holdings PLC	1,710,000	61,355
Housing Development Finance Corp. Ltd.2	3,500,000	47,013
City National Corp.	948,766	44,592
Charles Schwab Corp.	3,102,447	43,062
Bank of Nova Scotia	740,000	39,900
Regions Financial Corp.	5,700,000	32,832
Zions Bancorporation	1,175,000	22,325
New York Community Bancorp, Inc.	1,670,000	21,727
Credit Suisse Group AG2	450,000	12,075
Weyerhaeuser Co.	422,321	8,822
Washington Mutual, Inc.1	24,571,428	899
		10,233,918

INDUSTRIALS — 7.77%
Union Pacific Corp.	13,167,500	1,451,717
CSX Corp.	33,840,170	710,982
General Dynamics Corp.	7,301,400	534,682
Cummins Inc.	4,395,000	529,905
United Parcel Service, Inc., Class B	6,250,000	480,563
Precision Castparts Corp.	2,479,000	415,059
Boeing Co.	5,200,000	389,740
Caterpillar Inc.	3,300,000	376,893
Stericycle, Inc.1,3	4,239,000	367,818
Southwest Airlines Co.3	38,889,000	349,223
United Continental Holdings, Inc.1	16,399,250	338,645
Norfolk Southern Corp.	4,900,000	337,610
General Electric Co.	15,000,000	285,750
Delta Air Lines, Inc.1	29,090,000	285,373
KBR, Inc.	7,401,289	268,815
Deere & Co.	3,170,000	262,888
Atlas Copco AB, Class A2	8,115,000	211,310
Atlas Copco AB, Class B2	2,187,800	50,635
United Technologies Corp.	3,065,000	257,062
Iron Mountain Inc.	6,905,000	214,400
Lockheed Martin Corp.	2,393,471	211,607
Ryanair Holdings PLC (ADR)1	6,285,000	210,673
3M Co.	2,336,900	204,712
Jardine Matheson Holdings Ltd.2	3,606,800	182,928
Joy Global Inc.	2,000,000	173,920
European Aeronautic Defence and Space Co. EADS NV2	4,214,844	153,122
Ingersoll-Rand PLC	3,760,000	149,949
MTU Aero Engines Holding AG2	1,877,000	142,849
SGS SA2	75,000	140,338
Schneider Electric SA2	1,945,000	132,218
PACCAR Inc	2,000,000	92,020
Vallourec SA2	700,000	49,172
Bureau Veritas SA2	564,010	46,558
Wolseley PLC2	1,194,000	46,280
KONE Oyj, Class B2	540,000	32,038
		10,087,454

MATERIALS — 5.66%
Newmont Mining Corp.	22,648,000	1,345,291
Barrick Gold Corp.	23,250,000	1,109,723
Dow Chemical Co.	29,368,700	984,145
Praxair, Inc.	6,122,437	667,346
Syngenta AG2	1,490,000	486,404
Celanese Corp., Series A3	10,160,000	483,311
LyondellBasell Industries NV, Class A	9,640,000	416,255
CRH PLC2	15,569,763	332,669
Potash Corp. of Saskatchewan Inc.	5,470,000	254,629
Cliffs Natural Resources Inc.	3,930,000	249,476
Sigma-Aldrich Corp.	2,995,000	215,011
Nucor Corp.	2,604,000	113,352
Steel Dynamics, Inc.	6,638,000	98,309
ArcelorMittal2	4,150,000	87,246
Nitto Denko Corp.2	2,000,000	82,069
Jindal Steel & Power Ltd.2	6,000,000	70,731
Alcoa Inc.	6,510,000	66,207
United States Steel Corp.	1,982,200	53,956
FMC Corp.	500,000	49,485
Ecolab Inc.	600,000	36,000
Kuraray Co., Ltd.2	2,290,000	32,856
Air Products and Chemicals, Inc.	335,000	30,230
Akzo Nobel NV2	412,000	23,324
Huntsman Corp.	1,600,000	21,856
ACC Ltd.2	652,938	17,344
AK Steel Holding Corp.	1,940,881	15,372
Ambuja Cements Ltd.2	4,111,264	13,435
Sino-Forest Corp.1,2	9,900,000	1,979
		7,358,011

CONSUMER STAPLES — 5.39%
Philip Morris International Inc.	26,816,700	2,239,731
Costco Wholesale Corp.	14,003,183	1,205,114
CVS/Caremark Corp.	24,765,000	1,116,902
Kerry Group PLC, Class A2,3	8,865,824	377,809
Estée Lauder Companies Inc., Class A	4,018,000	235,214
Altria Group, Inc.	7,251,865	218,281
Diageo PLC2	8,500,000	203,030
AMOREPACIFIC Corp.2	197,000	180,288
Whole Foods Market, Inc.	2,137,600	172,590
British American Tobacco PLC2	3,315,000	167,547
Wilmar International Ltd.2	40,642,000	165,825
Molson Coors Brewing Co., Class B	3,475,000	152,691
L’Oréal SA2	1,010,000	115,197
PepsiCo, Inc.	1,680,000	105,739
Procter & Gamble Co.	1,500,000	101,280
Colgate-Palmolive Co.	700,000	65,226
Avon Products, Inc.	3,455,000	64,574
Coca-Cola Co.	637,700	44,550
Nestlé SA2	600,000	36,666
Danone SA2	470,000	31,813
		7,000,067

TELECOMMUNICATION SERVICES — 1.57%
Crown Castle International Corp.1,3	16,961,292	878,765
América Móvil, SAB de CV, Series L (ADR)	19,080,000	456,775
SOFTBANK CORP.2	8,800,000	262,479
MetroPCS Communications, Inc.1	18,097,771	186,407
Sprint Nextel Corp., Series 11	66,144,000	163,375
CenturyLink, Inc.	1,224,674	49,293
Leap Wireless International, Inc.1	3,900,000	40,716
Broadview Networks Holdings, Inc., Class A1,2,4	31,812	—
		2,037,810

UTILITIES — 0.08%
Power Grid Corp. of India Ltd.2	22,100,000	50,719
RRI Energy, Inc.1	19,532,000	48,049
		98,768

MISCELLANEOUS — 4.56%
Other common stocks in initial period of acquisition		5,924,438

Total common stocks (cost: $88,047,044,000)		121,293,493

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,2,4	1,272	155

Total preferred stocks (cost: $21,000,000)		155

Warrants — 0.02%

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	534,593	9,072
General Motors Co., Series B, warrants, expire 20191	534,593	6,137
		15,209

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 20191	25,500,000	8,925
Washington Mutual, Inc., warrants, expire 20131,2	2,857,142	—
		8,925

Total warrants (cost: $57,788,000)		24,134

	Principal amount
Convertible securities — 0.04%	(000)

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20405	$65,000	47,938

Total convertible securities (cost: $65,064,000)		47,938

Bonds & notes — 1.27%

BONDS & NOTES OF U.S. GOVERNMENT — 1.25%
U.S. Treasury 3.125% 2041	1,080,000	1,088,413
U.S. Treasury 3.75% 2041	467,230	529,867
		1,618,280

TELECOMMUNICATION SERVICES — 0.02%
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20155	4,000	3,910
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	12,000	10,230
LightSquared, Term Loan B, 12.00% 20146,7,8	31,305	13,330
		27,470

CONSUMER DISCRETIONARY — 0.00%
MGM Resorts International 13.00% 2013	4,125	4,837

Total bonds & notes (cost: $1,647,672,000)		1,650,587

Short-term securities — 5.31%

Freddie Mac 0.05%–0.21% due 3/6/2012–1/9/2013	2,123,081	2,122,037
Fannie Mae 0.05%–0.21% due 3/1/2012–1/7/2013	2,000,153	1,998,661
Federal Home Loan Bank 0.07%–0.20% due 3/28–12/10/2012	1,200,499	1,199,744
U.S. Treasury Bills 0.041%–0.267% due 3/8–7/19/2012	667,950	667,823
Federal Farm Credit Banks 0.10%–0.18% due 6/7/2012–1/30/2013	364,000	363,630
Coca-Cola Co. 0.11%–0.19% due 4/25–5/22/20125	190,500	190,446
Straight-A Funding LLC 0.18%–0.19% due 4/10–5/10/20125	149,391	149,380
Variable Funding Capital Company LLC 0.13% due 3/30–4/2/20125	56,900	56,894
ExxonMobil Corp. 0.06% due 3/1/2012	50,000	50,000
Paccar Financial Corp. 0.09% due 3/12/2012	38,000	37,999
eBay Inc. 0.14% due 5/10/20125	25,100	25,093
Private Export Funding Corp. 0.13% due 4/4/20125	25,000	24,993
Becton, Dickinson and Co. 0.10% due 4/27/2012	11,200	11,194

Total short-term securities (cost: $6,898,152,000)		6,897,894

Total investment securities (cost: $96,736,720,000)		129,914,201
Other assets less liabilities		(42,765)

Net assets		$129,871,436

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $13,876,171,000, which represented 10.68% of the net assets of the fund. This amount includes $13,475,413,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets
Groupon, Inc., Class A	12/17/2010	$95,000	$199,210	.16%
Zynga Inc., Class B	2/18/2011	66,500	53,064	.04
Laricina Energy Ltd.	6/21/2011	41,523	40,805	.03
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	155	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
Total restricted securities		$224,023	$293,234	.23%

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $522,709,000, which represented .40% of the net assets of the fund.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,330,000, which represented .01% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0412O-S29445

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 30, 2012